Matthews Asia Innovators FundSeptember 30, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 99.6%
	Shares	Value
China/Hong Kong: 47.6%
Tencent Holdings, Ltd.	282,100	$24,037,629
Alibaba Group Holding, Ltd.	759,300	16,981,074
DiDi Global, Inc. ADR[b]	1,937,297	12,049,987
PDD Holdings, Inc. ADR[b]	89,646	11,848,512
Contemporary Amperex Technology Co., Ltd. A Shares	132,000	7,475,986
Xiaomi Corp. Class Bb,c,d	912,800	6,343,912
Trip.com Group, Ltd. ADR	77,364	5,817,773
Tencent Music Entertainment Group ADR	245,051	5,719,490
Kuaishou Technology[c,d]	495,400	5,358,177
NAURA Technology Group Co., Ltd. A Shares	82,778	5,267,073
Jiangsu Hengrui Pharmaceuticals Co., Ltd. A Shares	509,392	5,116,528
Futu Holdings, Ltd. ADR	28,364	4,932,783
WuXi AppTec Co., Ltd. H Shares[c,d]	298,500	4,567,094
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	127,700	4,413,035
Innovent Biologics, Inc.[b,c,d]	326,000	4,059,069
Kanzhun, Ltd. ADR[b]	167,119	3,903,900
Baidu, Inc. Class Ab	217,900	3,602,856
Kingdee International Software Group Co., Ltd.[b]	1,552,000	3,480,325
NetEase, Inc.	107,800	3,274,141
BYD Co., Ltd. H Shares	230,500	3,258,043
Shanghai MicroPort MedBot Group Co., Ltd. H Shares[b]	821,500	3,044,633
Zhejiang Sanhua Intelligent Controls Co., Ltd.[b]	462,600	2,600,238
WuXi XDC Cayman, Inc.[b]	239,000	2,413,564
Zhejiang Shuanghuan Driveline Co., Ltd. A Shares	312,303	2,189,699
Jiangsu Hengli Hydraulic Co., Ltd. A Shares	155,000	2,089,196
Meituan Class Bb,c,d	139,900	1,868,892
KE Holdings, Inc. A Shares	197,100	1,284,764
Total China/Hong Kong		156,998,373

Taiwan: 18.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	955,000	41,483,125
Delta Electronics, Inc.	182,000	5,126,959
MediaTek, Inc.	101,000	4,380,345
Accton Technology Corp.	92,000	3,181,471
Chroma ATE, Inc.	159,000	3,034,354
Alchip Technologies, Ltd.	21,000	2,412,377
ASPEED Technology, Inc.	9,000	1,496,903
Total Taiwan		61,115,534

South Korea: 15.0%
Samsung Electronics Co., Ltd.	265,834	15,936,835
Hanwha Aerospace Co., Ltd.	8,327	6,585,286
Kakao Corp.	132,650	5,648,093
Coupang, Inc.[b]	170,785	5,499,277

	Shares	Value
SK Hynix, Inc.	20,736	$5,140,413
Samsung C&T Corp.	27,929	3,677,890
Samsung Biologics Co., Ltd.[b,c,d]	5,145	3,666,575
Hyundai Rotem Co., Ltd.	10,656	1,665,755
Park Systems Corp.	8,376	1,544,961
Total South Korea		49,365,085

India: 13.6%
Eternal, Ltd.[b]	3,442,848	12,639,163
MakeMyTrip, Ltd.[b]	68,430	6,405,048
Delhivery, Ltd.[b]	896,718	4,544,001
Bharti Airtel, Ltd.	196,193	4,149,382
Mahindra & Mahindra, Ltd.	83,662	3,228,904
Reliance Industries, Ltd.	206,327	3,169,143
HDFC Asset Management Co., Ltd.[c,d]	46,235	2,880,432
Bajaj Finance, Ltd.	247,658	2,786,520
Netweb Technologies India, Ltd.	51,320	2,111,824
Le Travenues Technology, Ltd.[b,d]	545,467	1,629,912
Cartrade Tech, Ltd.[b]	53,101	1,465,329
Total India		45,009,658

Singapore: 4.9%
Sea, Ltd. ADR[b]	69,906	12,494,299
Grab Holdings, Ltd. Class Ab	579,022	3,485,713
Total Singapore		15,980,012

Total Investments: 99.6%		328,468,662
(Cost $239,002,687)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.4%		1,448,863
Net Assets: 100.0%		$329,917,525

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
September 30, 2025, the aggregate value is $28,744,151, which is 8.71% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
ADR	American Depositary Receipt
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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